Maizia Spidi & Fisch, PC ATTORNEYS AT LAW
1227 25th Street, N.W. Suite 200 West Washington, D.C. 20037 (202) 434-4660 Facsimile: (202) 434-4661	1900 South Atherton Street Suite 101 State College, PA 16801 (814) 272-3502 Facsimile: (814) 272-3514

August 26, 2010

Via Edgar

Securities and Exchange Commission
100 F Street, N.E.
Washington,  D.C.  20549

Re:           Sun Bancorp, Inc. (File No. 0-20957)
Preliminary Proxy Materials for Annual
Meeting on October 25, 2010

Dear Sir or Madam:

On behalf of Sun Bancorp, Inc., (the “Company”), pursuant to Rule 14a-6, we are filing preliminary proxy materials and form of proxy for its upcoming Annual Meeting of Stockholders to be held on October 25, 2010.  The Company plans to mail proxy materials to its stockholders on or about September 20, 2010.

Please note that the Company is required to file proxy materials in preliminary form as the agenda for its annual meeting includes proposals to amend its certificate of incorporation to increase the number of authorized but unissued shares of common stock and a proposal to issue shares of its common stock upon the conversion of shares of preferred stock it intends to issue in a private placement which it expects to complete prior to mailing the proxy statement.

We would appreciate the staff’s comments or clearance at your earliest convenience so as to allow adequate time for printing in advance of the annual meeting.  Please contact the undersigned or John J. Spidi, Esq at (202) 434-4660.

Sincerely,

/s/ Joan S. Guilfoyle

Joan S. Guilfoyle

Cc:           Thomas X. Geisel, President and Chief Executive Officer
John J. Spidi, Esq.